SCHEDULE OF OPERATING LEASE LIABILITIES (Details) - USD ($)	Jun. 30, 2024	Dec. 31, 2023
Operating Lease Liabilities And Right Of Use Assets
Current portion	$ 701,446	$ 362,720
Long term portion	633,389	298,961
Total operating lease liabilities	$ 1,334,835	$ 661,681